SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Sales of Unregistered Securities

During 2012, we issued the following unregistered securities, not disclosed in our Form 10-K for the year ended December 31, 2011 in transactions pursuant to Section 4(2) of the Securities Act.

•	In January 2012 we issued aggregate of 5,500,000 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.02, for aggregate gross proceeds of $110,000.

•	In March 2012 we issued aggregate of 200,000 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.39, for aggregate gross proceeds of $7,800

•	In March 2012 we issued aggregate of 383,333 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.03, for aggregate gross proceeds of $11,500

Departure of Officer

On March 20, 2012, Bioheart, Inc. (the “Company”) terminated the employment of Catherine Sulawske-Guck, its Chief Operating Officer.

Blue Crest Venture Finance Loan Assignment

On March 30, 2012, Bioheart, Inc. (the “Company”) and Northstar Biotechnology Group, LLC (“Northstar”), the holder by assignment of the Amended and Restated Promissory Note (Term A), dated February 6, 2012, issued by the Company to Blue Crest Venture Finance Master Fund Limited, in the principle amount of $544,267.19 (the “Note”), agreed to extend until May 1, 2012 the initial payment date for any and all required monthly under the Note, such that the first of the four monthly payments required under the Note will be due and payable on May 1, 2012 and all subsequent payments will be due on a monthly basis thereafter commencing on June 1, 2012, and to waive any and all defaults and/or events of default under the Note with respect to such payments. The Company understands that Northstar is owned in part by certain directors and existing shareholders of the Company, including Dr. William P. Murphy Jr., Dr. Samuel Ahn and Charles Hart, and received an assignment of the Note from BlueCrest Master Fund Limited on February 29, 2012. The Company and Northstar are in discussions regarding certain additional amendments to the terms of the Note.